Segment and Entity-wide Disclosures - Long-Lived Assets by Geographic Areas (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Segment Reporting Information [Line Items]
Long-lived assets	$ 13,840	$ 18,043
United Kingdom
Segment Reporting Information [Line Items]
Long-lived assets	10,832	13,652
United States
Segment Reporting Information [Line Items]
Long-lived assets	2,175	3,113
Rest Of World
Segment Reporting Information [Line Items]
Long-lived assets	$ 833	$ 1,278